As filed with the Securities and Exchange Commission on November 7, 2008
                                     Investment Company Act File Number 811-8654

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                       Florida Daily Municipal Income Fund
               (Exact name of registrant as specified in charter)

                                600 Fifth Avenue
                               New York, NY 10020
               (Address of principal executive offices) (Zip code)

                                 Christine Manna
                     c/o Reich & Tang Asset Management, LLC
                                600 Fifth Avenue
                            New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-830-5200

Date of fiscal year end: August 31

Date of reporting period: August 31, 2008

ITEM 1: REPORT TO STOCKHOLDERS

--------------------------------------------------------------------------------
                                          600 FIFTH AVENUE, NEW YORK, N.Y. 10020
FLORIDA                                                           (212) 830-5200
DAILY MUNICIPAL
INCOME FUND
================================================================================




Dear Shareholder:


We are pleased to present the annual report of Florida Daily Municipal Income Fund (the "Fund") for the year ended August 31, 2008.

As of August 31, 2008, the fund had net assets of $93,978,924.

We thank you for your support and look forward to continuing to serve your cash management needs.


Sincerely,



\S\ Michael P. Lydon

Michael P. Lydon
President










--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
EXPENSE CHART
FOR SIX MONTHS ENDED AUGUST 31, 2008
(UNAUDITED)
================================================================================

As a shareholder of the Fund, you incur the following ongoing costs: management fees and other Fund expenses. You may also incur distribution and/or service (12b-1) fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2008 through August 31, 2008.

ACTUAL EXPENSES

The first line of the table below provides information about actual account values and actual expenses. You may use information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During the Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees that you may incur in other mutual funds. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

-------------------------------------------------------------------------------------------------------------------------
                                        Beginning Account    Ending Account     Expenses Paid              Annualized
            Class A shares                Value 3/1/08        Value 8/31/08     During the period       Expense Ratio *
 -------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,005.60             $5.55                1.10%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,019.61             $5.58                1.10%
  expenses)
-------------------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------------------
            Class B shares              Beginning Account    Ending Account     Expenses Paid              Annualized
                                          Value 3/1/08       Value 08/31/08     During the period       Expense Ratio *
-------------------------------------------------------------------------------------------------------------------------
  Actual                                    $1,000.00           $1,006.90             $4.24                0.84%
-------------------------------------------------------------------------------------------------------------------------
  Hypothetical (5% return before            $1,000.00           $1,020.91             $4.27                0.84%
  expenses)
-------------------------------------------------------------------------------------------------------------------------

*        Expenses are equal to the Fund's annualized expense ratios multiplied by the average account value over the period (March 1, 2008 through August 31, 2008), multiplied by 184/366 (to reflect the six month period).

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS
AUGUST 31, 2008

================================================================================

                                                                                                                         Ratings (a)
                                                                                                                  ------------------
    Face                                                                       Maturity   Interest     Value                Standard
   Amount                                                                       Date        Rate      (Note 1)     Moody's  & Poor's
   ------                                                                       ----        ----      --------     -------  --------
Tax Exempt Commercial Paper (10.86%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  City of Jacksonville, FL PCRB (Florida Power & Light Company)      10/09/08     1.65%   $   2,000,000     P-1    A-1+
  1,000,000  City of Jacksonville, FL PCRB (Florida Power & Light Company)      12/10/08     1.63        1,000,000     P-1    A-1+
  2,000,000  Hillsborough County Aviation Authority Airport Facilities - Series B
             LOC Landesbank Baden-Wurtemburg                                    10/09/08     1.65        2,000,000     P-1    A-1+
  2,700,000  Palm Beach County, FL Health Facilities Authority
             (Pooled Hospital Loan Program) - Series 1985
             LOC SunTrust Bank                                                  09/18/08     1.73        2,700,000   VMIG-1   A-1+
  1,500,000  School District of Palm Beach County, FL
             LOC Bank of America, N.A.                                          10/08/08     1.58        1,500,000   VMIG-1   A-1+
  1,000,000  Sunshine State Governmental Financing Commission - Series L
             LOC Dexia CLF                                                      11/12/08     1.50        1,000,000     P-1    A-1+
-----------                                                                                          -------------
 10,200,000  Total Tax Exempt Commercial Paper                                                          10,200,000
-----------                                                                                          -------------
Tax Exempt General Obligation Notes & Bonds (7.92%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,440,000  Orange County, FL IDA Revenue Refunding Bond, Series 1985
             (Orlando-Hawaiian Motel Company Project)
             LOC US Bank, N.A.                                                  10/01/08     3.50%   $   2,440,000     P-1    A-1+
  2,000,000  School District of Broward County, FL TAN - Series 2007            09/30/08     3.40        2,000,923    MIG-1
  3,000,000  School District of Palm Beach County, FL TAN - Series 2007         09/24/08     3.43        3,001,038    MIG-1  SP-1+
-----------                                                                                          -------------
  7,440,000  Total Tax Exempt General Obligation Notes & Bonds                                           7,441,961
-----------                                                                                          -------------
Variable Rate Demand Instruments (b) (79.60%)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,200,000  Alachua County, FL HFA MHRB, Series 2006
             (Santa Fe I Apartments Project) (c)
             LOC Citibank, N.A.                                                 12/15/38     1.95%   $   2,200,000            A-1+
  2,000,000  Branch Banking & Trust Municipal Floater Certificates - Series 1010
             LOC Branch Banking & Trust Company                                 01/15/19     1.92        2,000,000   VMIG-1
    800,000  Branch Banking & Trust Municipal Floater Certificates - Series 1007
             LOC Branch Banking & Trust Company                                 12/18/27     1.96          800,000   VMIG-1
  4,000,000  Brevard County, FL Industrial Development Refunding RB
             (Pivotal Utility Holdings, Inc. Project) - Series 2005 (c)
             LOC Wells Fargo Bank, N.A.                                         10/01/24     2.00        4,000,000   VMIG-1
  2,500,000  Capital Trust Agency, FL Air Cargo RB, Series 2004A
             (Aero Miami FX, LLC Project) (c)
             LOC JPMorgan Chase Bank, N.A                                       08/01/34     2.00        2,500,000            A-1+

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2008

================================================================================

                                                                                                                         Ratings (a)
                                                                                                                  ------------------
    Face                                                                       Maturity   Interest     Value                Standard
   Amount                                                                       Date        Rate      (Note 1)     Moody's  & Poor's
   ------                                                                       ----        ----      --------     -------  --------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  City of Gainesville, FL Utilities System RB - 20007 Series A       10/01/36     1.83%   $   2,000,000   VMIG-1   A-1+
  1,000,000  City of Galesburg, IL RB, Series 1999 (Knox College Project)
             LOC LaSalle Bank, N.A.                                             07/01/24     1.85        1,000,000            A-1+
  1,000,000  City of Leesburg, FL HRB
             (The Villages Regional Hospital Project) - Series 2006
             LOC Scotia Bank                                                    07/01/36     1.89        1,000,000   VMIG-1   A-1+
    700,000  City of Pulaski and Giles County, TN Industrial  Development Board
             RB (Martin Methodist College Project) - Series 2004
             LOC Amsouth Bank                                                   01/01/24     1.89          700,000   VMIG-1
  2,000,000  Collier County Health Facilities Authority Health Facilities RB
             (The Moorings, Incorporated Project) - Series 2000
             LOC Wachovia Bank, N.A.                                            12/01/24     1.80        2,000,000            A-1+
  1,000,000  Collier County IDA Industrial Development Refunding
             RB (Allete Inc. Project) - Series 2006 (c)
             LOC Wells Fargo Bank, N.A.                                         10/01/25     1.95        1,000,000            A-1+
  1,300,000  Duval County, FL Housing Finance Agency
             Multifamily Housing Refunding RB
             (Sunbeam Road Apartments Project) - Series 1997
             LOC US Bank, N.A.                                                  07/01/25     1.84        1,300,000            A-1+
  1,200,000  Florida Development Finance Corporation Enterprise Bond Program
             IDRB (Press Ex, Inc. Project) - Series 2007B (c)
             LOC Branch Banking & Trust Company                                 07/01/17     1.91        1,200,000     P-1    A-1+
  1,250,000  Florida Development Finance Corporation Enterprise Bond Program
             IDRB (RMS Communications Group, Inc. Project) - Series 2003A2 (c)
             LOC SunTrust Bank                                                  06/01/23     2.10        1,250,000     P-1    A-1+
    900,000  Florida Housing Finance Agency Housing RB, Series 1996U
             (Heron Park Project) (c)
             Guaranteed by Federal National Mortgage Association                12/01/29     2.02          900,000   VMIG-1
    900,000  Florida Housing Finance Corporation Housing RB
             Series 199P (Timberline Apartments) (c)
             Collateralized by Federal National Mortgage Association            10/15/32     2.00          900,000            A-1+
  4,345,000  Florida Housing Finance Corporation Multifamily Mortgage RB
             2003 Series O (Wellesley Apartments) (c)
             LOC Citibank, N.A.                                                 08/01/35     1.93        4,345,000            A-1+
  1,800,000  Illinois Finance Authority IDRB
             (Pollman North America, Inc. Project) - Series 2005D (c)
             LOC Fifth Third Bank                                               12/01/25     2.29        1,800,000     P-1    A-1+

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                         Ratings (a)
                                                                                                                  ------------------
    Face                                                                       Maturity   Interest     Value                Standard
   Amount                                                                       Date        Rate      (Note 1)     Moody's  & Poor's
   ------                                                                       ----        ----      --------     -------  --------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 2,000,000  Lehman Municipal Trust Receipts Series 2007 P70W relating to Florida
             Housing Finance Corporation Homeowner Mortgage RB 2007 Series 3 (c)
             LOC Government National Mortgage Association/Federal National
             Mortgage Association/Federal Home Loan Mortgage Corporation        01/01/48     4.03%    $  2,000,000   VMIG-1
    910,000  Marion County, FL IDA IDRB
             (Hamilton Products, Inc. Project) - Series 1995 (c)
             LOC Comerica Bank                                                  11/01/15     2.00          910,000     P-1    A-1
    650,000  Marion County, FL IDA IDRB
             (Capris Furniture Industries Project) - Series 2005 (c)
             LOC SunTrust Bank                                                  02/01/25     2.10          650,000     P-1    A-1+
  2,800,000  Miami-Dade County IDA RB (Atlas Packaging Inc. Project) - Series 2007 (c)
             LOC The Bank of New York Mellon                                    10/01/27     1.86        2,800,000     P-1    A-1+
  3,500,000  Miami-Dade County IDA IDRB
             (Airbus Service Company, Inc. Project) - Series 1998A (c)
             LOC Calyon                                                         04/01/30     2.00        3,500,000            A-1+
  5,000,000  Miami-Dade County IDA RB
             (United Way of Miami-Dade, Inc. Project) - Series 2008
             LOC Regions Bank                                                   05/01/28     1.89        5,000,000   VMIG-1
  1,000,000  Miami-Dade County IDA Solid Waste Disposal Revenue Refunding
             Bonds (Florida Power & Light Company Project) - Series 2003 (c)    02/01/23     2.55        1,000,000   VMIG-1
  2,300,000  Miami-Dade County IDA Solid Waste Disposal RB
             (Waste Management, Inc. of Florida Project) - Series 2007 (c)
             LOC JPMorgan Chase Bank, N.A                                       09/01/27     2.15        2,300,000            A-1+
  1,140,000  Nassau County, FL Pollution Control Private Activity Refunding RB
             (Rayonier Project) - Series 2002
             LOC Bank of America, N.A.                                          06/01/12     1.85        1,140,000            A-1+
    945,000  Ocean Highway and Port Authority, FL RB
             (Port, Airport, Marina Improvement) - Series 1990A (c)
             LOC Wachovia Bank, N.A.                                            12/01/20     2.40          945,000   VMIG-1   A-1+
  1,200,000  Ocean Highway and Port Authority, FL RB
             (Port, Airport, Marina Improvement) - Series 1990C (c)
             LOC Wachovia Bank, N.A.                                            12/01/20     3.15        1,200,000   VMIG-1   A-1+

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SCHEDULE OF INVESTMENTS (CONTINUED)
AUGUST 31, 2008

================================================================================

                                                                                                                         Ratings (a)
                                                                                                                  ------------------
    Face                                                                       Maturity   Interest     Value                Standard
   Amount                                                                       Date        Rate      (Note 1)     Moody's  & Poor's
   ------                                                                       ----        ----      --------     -------  --------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$   500,000  Orange County, FL EFA Educational Facilities RB
             (Rollins College Project) - Series 2001
             LOC Bank of America, N.A.                                          05/01/31     2.42%    $    500,000   VMIG-1
    500,000  Orlando Utilities Commission Water and Electric RB - Series 2002B  10/01/22     1.79          500,000   VMIG-1   A-1+
  2,000,000  Palm Beach County EFA Educational Facilities RB
             (Lynn University Project) - Series 2001
             LOC Bank of America, N.A.                                          11/01/21     1.90        2,000,000     P-1    A-1+
  3,000,000  Palm Beach County, FL RB, Series 1995
             (Norton Gallery and School of Art, Inc. Project)
             LOC Northern Trust Company                                         05/01/25     1.85        3,000,000            A-1+
    775,000  Palm Beach County Health Facilities Authority RB
             (Jupiter Medical Center, Inc. Project) - Series 1999B
             LOC Wachovia Bank, N.A.                                            08/01/20     1.90          775,000     P-1    A-1+
  3,000,000  Palm Beach County, FL RB (The Raymond F. Kravis
             Center for the Performing Arts, Inc. Project) - Series 2002
             LOC Northern Trust Company                                         07/01/32     1.90        3,000,000    VMIG-1
    600,000  PUTTERS - Series 1179 Relating to Custodial Receipts,
             Series 2005-5 Evidencing Beneficial Owership of Orange County
             Housing Financing Authority
             MHRB (Lake Harris Cove Apartment) - Series 2005D (c)
             LOC JPMorgan Chase Bank, N.A                                       10/01/31     2.02          600,000    VMIG-1  A-1+
  1,500,000  St. Lucie County, FL IDRB
             (Freedom Plastic, Inc. , Florida Project) - Series 2000 (c)
             LOC LaSalle National Bank, N.A.                                    11/01/20     2.15        1,500,000            A-1+
  2,200,000  Tallahassee, FL IDRB
             (Rose Printing Company, Inc. Project) - Series 2000A (c)
             LOC Branch Banking & Trust Company                                 10/01/15     2.00        2,200,000    VMIG-1
  2,680,000  Tampa, FL RB (CHF-Tampa, LLC Project for The University
             of Tampa) - Series 2005A
             LOC Royal Bank of Canada                                           10/01/37     1.85        2,680,000    VMIG-1  A-1+
    400,000  TOCs Trust - Series 2000-1 (Puerto Rico Infrastructure Financing
             Authority Special Obligation Bonds, 2000 - Series A)
             Collateralized by State and Local Government Series Securities     04/01/27     1.87          400,000            A-1+
  1,000,000  Town of Wood River, WI IDRB
             (Burnett Dairy Cooperative Project) - Series 2001A (c)
             LOC US Bank, N.A.                                                  07/01/16     2.10        1,000,000            A-1+

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                         Ratings (a)
                                                                                                                  ------------------
    Face                                                                       Maturity   Interest     Value                Standard
   Amount                                                                       Date        Rate      (Note 1)     Moody's  & Poor's
   ------                                                                       ----        ----      --------     -------  --------
Variable Rate Demand Instruments (b) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
$ 3,000,000  Volusia County, FL IDA IDRB
             (West Volusia Family YMCA Project) - Series 2007
             LOC SunTrust Bank                                                  12/01/27     1.90%    $  3,000,000    VMIG-1
  1,315,000  Washington State EDFA Economic Development, Series 1997-D RB
             (Mercer Island Partners Associates, LLC Project) Series 1997-D (c)
             LOC US Bank, N.A.                                                  06/01/27     2.10        1,315,000            A-1+
-----------                                                                                          -------------
 74,810,000  Total Variable Rate Demand Instruments                                                     74,810,000
-----------                                                                                          -------------
             Total Investments (98.38%) (Amortized cost $92,451,961+)                                   92,451,961
             Cash and Other Assets, Net of Liabilities (1.62%)                                           1,526,963
                                                                                                     -------------
             Net Assets (100%)                                                                        $ 93,978,924
                                                                                                     =============

+ Aggregate cost for federal income taxes is identical. All securities are valued at amortized cost and as a result, there is no unrealized appreciation and depreciation.

FOOTNOTES:

(a) Unless the securities are assigned their own ratings, the ratings are those of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Ratings are unaudited. In addition, certain issuers may have a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities are payable on demand at par including accrued interest (usually with seven days' notice) and, where indicated are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(c)  Security subject to alternative minimum tax.

KEY:
     EDFA     =   Economic Development Finance Authority          LOC        =    Letter of Credit
     EFA      =   Educational Facilities Authority                MHRB       =    Multi-Family Housing Revenue Bond
     HFA      =   Housing Finance Agency                          PCRB       =    Pollution Control Revenue Bond
     HRB      =   Hospital Revenue Bond                           RB         =    Revenue Bond
     IDA      =   Industrial Development Authority                TAN        =    Tax Anticipation Note
     IDRB     =   Industrial Development Revenue Bond             TOCs       =    Tender Option Certificates

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
BREAKDOWN OF PORTFOLIO HOLDINGS
AUGUST 31, 2008

================================================================================

BY STATE

---------------------------- ------------------------------- -----------------------------
          States                         Value                      % of Portfolio
---------------------------- ------------------------------- -----------------------------
Florida                              $   85,436,961                       92.41%
Illinois                                  2,800,000                        3.03
Puerto Rico                                 400,000                        0.43
Tennessee                                   700,000                        0.76
Washington                                1,315,000                        1.42
Wisconsin                                 1,000,000                        1.08
Various States                              800,000                        0.87
---------------------------- ------------------------------- -----------------------------
Total                                $   92,451,961                      100.00%
---------------------------- ------------------------------- -----------------------------

BY MATURITY DATE

---------------------------- ------------------------------- -----------------------------
  Securities Maturing in                 Value                      % of Portfolio
---------------------------- ------------------------------- -----------------------------
Less than 31 days                    $   82,511,961                       89.25%
31 through 60                             7,940,000                        8.59
61 through 90                             1,000,000                        1.08
91 through 120                            1,000,000                        1.08
121 through 180                                 -0-                         -0-
Over 180 days                                   -0-                         -0-
---------------------------- ------------------------------- -----------------------------
Total                                $   92,451,961                      100.00%
---------------------------- ------------------------------- -----------------------------




--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2008

================================================================================

ASSETS
  Investments in securities, at amortized cost (Note 1)......................................      $    92,451,961
  Cash.......................................................................................            1,294,435
  Accrued interest receivable................................................................              362,202
  Due from Transfer Agent (Note 2)...........................................................               40,936
  Prepaid expenses...........................................................................                1,673
  Other receivables..........................................................................                    1
                                                                                                   ----------------
       Total assets..........................................................................           94,151,208
                                                                                                   ----------------
LIABILITIES

  Payable to affiliates (Note 2).............................................................               58,983
  Accrued expenses...........................................................................               84,733
  Dividends payable..........................................................................               28,568
                                                                                                   ----------------
       Total liabilities.....................................................................              172,284
                                                                                                   ----------------
  Net assets.................................................................................      $    93,978,924
                                                                                                   ================
SOURCE OF NET ASSETS:

  Net capital paid in on shares of beneficial interest (Note 5)..............................      $    93,978,179
  Accumulated undistributed net realized gain................................................                  745
                                                                                                   ----------------
  Net assets.................................................................................      $    93,978,924
                                                                                                   ================
Net asset value, per share (Note 5):

  Class Name                                       Net Assets         Shares Outstanding         Net Asset Value
  Class A Shares............................       $46,014,361            46,013,996                  $1.00
  Class B Shares............................       $47,964,563            47,964,183                  $1.00


--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENT OF OPERATIONS
YEAR ENDED AUGUST 31, 2008

================================================================================

INVESTMENT INCOME
Income:

    Interest....................................................................$       2,474,323
                                                                                -----------------
Expenses: (Note 2)
    Investment management fee...................................................          362,995
    Administration fee..........................................................          190,572
    Shareholder servicing fee (Class A shares)..................................          117,245
    Custodian expenses..........................................................            7,080
    Shareholder servicing and related shareholder expenses+.....................           72,280
    Legal, compliance and filing fees...........................................           59,671
    Audit and accounting........................................................           82,498
    Trustees' fees and expenses.................................................            7,863
    Miscellaneous...............................................................            4,713
                                                                                -----------------
       Total expenses...........................................................          904,917
       Less: Fees waived .......................................................          (65,718)
       Expenses paid indirectly.........,,,,,,,,,...............................           (1,183)
                                                                                -----------------
       Net expenses.............................................................          838,016
                                                                                -----------------
Net investment income...........................................................        1,636,307

REALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments.........................................              745
                                                                                -----------------
Increase in net assets from operations.......................................... $      1,637,052
                                                                                ==================

+ Includes class specific transfer agency expenses of $28,164 and $21,926 for Class A and Class B shares, respectively.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
STATEMENTS OF CHANGES IN NET ASSETS
YEAR ENDED AUGUST 31, 2008 AND 2007

================================================================================

                                                                              2008                        2007
INCREASE (DECREASE) IN NET ASSETS                                             -----                       -----
Operations:
     Net investment income........................................     $       1,636,307         $        2,226,692

     Net realized gain (loss) on investments......................                   745                        -0-
                                                                       -----------------         ------------------
Increase in net assets from operations............................             1,637,052                  2,226,692
                                                                       -----------------         ------------------
Dividends to shareholders from net investment income*:

     Class A Shares...............................................              (786,875)                (1,245,135)

     Class B Shares...............................................              (849,432)                  (981,557)
                                                                       -----------------         ------------------
     Total dividends to shareholders..............................            (1,636,307)                (2,226,692)
                                                                       -----------------         ------------------
Transactions in shares of beneficial interest (Note 5):

     Class A Shares...............................................             7,302,245                (44,887,662)

     Class B Shares...............................................            11,124,874                (12,710,166)
                                                                       -----------------         ------------------
     Total capital share transactions.............................            18,427,119                (57,597,828)
                                                                       -----------------         ------------------
         Total increase (decrease)................................            18,427,864                (57,597,828)

Net assets:
     Beginning of year............................................            75,551,060                133,148,888
                                                                       -----------------         ------------------
     End of year..................................................     $      93,978,924         $       75,551,060
                                                                       =================         ==================
Undistributed net investment income...............................     $             -0-         $              -0-
                                                                       =================         ==================

*    Designated as exempt-interest dividends for federal income tax purposes.

--------------------------------------------------------------------------------
      The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS


================================================================================


1. Summary of Accounting Policies

Florida Daily Municipal Income Fund, a Massachusetts Business Trust, is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short-term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Fund's Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to shareholder servicing fees and transfer agent expenses. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets.

The Fund's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America for investment companies as follows:

  a) Valuation of Securities -
     Investments are valued at amortized cost, which approximates market value. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. If fluctuating interest rates cause the market value of the Fund's portfolio to deviate more than 1/2 of 1% from the value determined on the basis of amortized cost,the Board of Directors will consider whether any action should be initiated. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

  b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

  c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Net realized long-term capital gains, if any, are distributed at least annually and in no event later than 60 days after the end of the Fund's fiscal year.

  d) Use of Estimates -
     The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

  e) Representations and Indemnifications -
     In the normal course of business the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

  f) General -
     Securities transactions are recorded on a trade date basis. Interest income including accretion of discount and amortization of premium, is accrued as earned. Realized gains and losses from securities transactions are recorded on the identified cost basis.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

2. Investment Management Fees and Other Transactions with Affiliates

Under the  Investment  Management    Contract,  the  Fund  pays  an   investment
management fee to Reich & Tang Asset Management, LLC (the "Manager") at the annual rate of 0.40% of the Fund's average daily net assets.

Pursuant  to an   Administrative   Services   Contract   the   Fund  pays to the
Manager an annual fee of 0.21% of the Fund's average daily net assets.

Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the "Distributor"), an affiliate of the Manager, have entered into a Distribution Agreement covering all classes and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund a fee equal to 0.25% of the Fund's average daily net assets with respect only to the Class A shares. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

As of August 31, 2008, the amounts Payable to affiliates included in the Statement of Assets and Liabilities are broken down as follows:

     Fee Type                        Affiliate                    Amount
     -------                         ---------                    ------
Management fee                       Manager                 $    33,664
Administration fee                   Manager                      17,673
Shareholder servicing fee            Distributor                   3,506
Transfer Agency fees                 Transfer Agent                4,140
                                                             -----------
         Total                                               $    58,983
                                                             ===========

For the year ended August 31, 2008 the Manager voluntarily waived the following fees:

  Administration fees.........................$65,718
                                              =======

The Manager has no right to recoup prior fees waived.

Trustees of the Fund not affiliated with the Manager are paid a fee that is to be allocated among multiple funds, as defined below. Each Independent Trustee receives an annual retainer of $50,000 and a fee of $3,000 for each Board of Trustees meeting attended. Each Independent Trustee also receives a fee up to $1,500 at the discretion of the Lead Trustee for telephonic Board meetings and committee meetings that are not held on the same day as a Board Meeting. In addition, the Lead Independent Trustee receives an additional annual fee of $12,000, payable quarterly and the Audit Committee Chairman and Compliance Oversight Committee Chairman each receives an additional annual fee of $8,000, payable quarterly. Each Independent Trustee will also be reimbursed for all out-of-pocket expenses relating to attendance at such meetings. The fees noted above are to be allocated at the discretion of the Manager among the Fund, the Connecticut Daily Tax Free Income Fund, Inc., the New Jersey Daily Municipal Income Fund, the California Daily Tax Free Income Fund, Inc., and the Daily Income Fund. Effective January 1, 2008 the annual retainer was changed to $60,000 and the annual fees payable to the Lead Independent Trustee, the Audit Committee Chairman and the Compliance Oversight Committee Chairman were changed to $13,800, $9,200 and $9,200, respectively.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


================================================================================

2. Investment Management Fees and Other Transactions with Affiliates (continued)

Included in the Statement of Operations under the caption "Shareholder servicing and related shareholder expenses" are fees pursuant to the Transfer Agency Agreement between Reich & Tang Services, Inc. ("TA") and the Fund. TA, an affiliate of the Manager, as transfer agent and dividend agent, receives a fee of $17.40 per account per year or a minimum of 0.05% of the monthly average net assets of the Class A and Class B Shares of the Fund. For the year ended August 31, 2008 these fees amounted to:

                                                  Amount                %
                                                 -------               ------
 Class A shares.............................     $23,453               0.05%
 Class B shares.............................      21,931               0.05%
                                                 -------
Total Transfer Agency Fees.................      $45,384
                                                ========

The Fund maintains a cash balance with TA to facilitate the timely processing of redemptions resulting from checks written by the underlying investors in the Fund on a daily basis. Interest earned on the cash balance is retained by TA to offset the costs incurred by TA in providing check writing and ACH capabilities to the Fund's shareholders. On August 31, 2008, this cash balance was $40,936.

3. Securities Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Reich & Tang Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Fund. The procedures have been designed to ensure that any purchase or sale of securities of the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment advisor (or affiliated investment advisors), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2008, the Fund engaged in $67,205,000 of purchases and $86,545,000 sales with affiliates, none of which resulted in any gains or losses.

4. Compensating Balance Arrangement and Other Transactions

Reich & Tang and The Bank of New York Mellon (the "Bank") have entered into a compensating balance arrangement, effective November 1, 2006, with the Florida Daily Municipal Income Fund, which would allow the Fund to compensate the "Bank" for any overdrafts by maintaining a positive cash balance at the "Bank" beginning the following day. Conversely, on any day the Fund maintains a positive balance it will be allowed to overdraw the account the following day as compensation. All overdrafts must be compensated at 100% of the total and all positive balances will allow for an overdraft of 90% of the total. As of August 31, 2008, the cash balance was $1,294,435.

At the end of each quarter the average overdrafts will be assessed a fee of 1% above the actual Federal Funds rate at the end of the period. Any average positive balance will receive an earnings credit computed at the daily effective 90 day Treasury Bill on the last day of the period. Earnings credit will be offset against the Fund's safekeeping fees which are included as part of the custodian expenses.

For the year ended August 31, 2008, the breakdown of expenses paid indirectly by the Fund was as follows:

   Custodian expenses.....................................   $    1,183
                                                             ==========

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
5. Transactions in Shares of Beneficial Interest

At August 31, 2008, an unlimited number of shares of beneficial interest of $.001 par value were authorized. Transactions, all at $1.00 per share, were as follows:

                                                           Year Ended                         Year Ended
Class A shares                                           August 31, 2008                     August 31, 2007
--------------                                           ---------------                     ---------------
Sold.................................................        173,393,480                        278,181,000
Issued on reinvestment of dividends..................            804,631                          1,295,234
Redeemed.............................................      (166,895,866)                       (324,363,896)
                                                         ---------------                     ---------------
Net increase (decrease)..............................          7,302,245                        (44,887,662)
                                                         ===============                     ===============
Class B shares
--------------
Sold.................................................        236,671,677                        274,123,588
Issued on reinvestment of dividends..................            405,614                            383,292
Redeemed.............................................       (225,952,417)                      (287,217,046)
                                                         ---------------                     ---------------
Net increase (decrease)..............................         11,124,874                        (12,710,166)
                                                         ===============                     ===============

6. Concentration of Credit Risk

The Fund invests primarily in obligations of political subdivisions of the State of Florida and, accordingly, is subject to the credit risk associated with the non-performance of such issuers. Approximately 88% of these investments are further secured, as to principal and interest, by credit enhancements such as letters of credit, municipal bond insurance and guarantees issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the creditworthiness of the issuers, as well as that of the financial institutions issuing the credit enhancements, and by limiting the amount of holdings with credit enhancements from one financial institution.

7. Tax Information

The tax character of all distributions paid during the years ended August 31, 2008 and 2007 were tax exempt income.

                                                              2008                 2007
                                                          -----------         ------------
     Tax-exempt income...............................     $  1,636,307        $  2,226,692

On September 1, 2006, the Fund adopted Financial Accounting Standards Board ("FASB") Interpretation No. 48, Accounting for Uncertainty in Income Taxes, an interpretation of FASB Statement No. 109 ("FIN 48"). FIN 48 requires Management to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement which could result in the Fund recording a tax liability that would reduce net assets. FIN 48 must be applied to all existing tax positions upon initial adoption and the cumulative effect, if any, is to be reported as an adjustment to net assets.

Based on its analysis, Management has determined that the adoption of FIN 48 did not have an impact to the Fund's financial statements upon adoption. However, Management's conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from the FASB, and on-going analyses of tax laws, regulations and interpretations thereof.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)


===============================================================================
8. Tax Components of Net Assets

As of August 31, 2008, the components of net assets on a tax basis were as follows:

  Shares of beneficial interest..............................................................      $    93,978,179
  Undistributed net realized long-term gain..................................................                  745
                                                                                                   ---------------
  Net assets.................................................................................      $    93,978,924
                                                                                                   ===============

9. New Accounting Pronouncements

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. FAS 157 establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity's own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs). FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and is to be applied prospectively as of the beginning of the fiscal year in which FAS 157 is initially applied. Management is currently evaluating the application of FAS 157 to the Fund and will provide additional information in relation to FAS 157 in the Fund's semi-annual financial statements for the period ending February 28, 2009.

10. Subsequent Event

On October 2, 2008, the Board of Trustees of the Fund approved the participation by the Fund in the U.S. Treasury Department's Temporary Guarantee Program for Money Market Funds through December 18, 2008 (the "Program"). Under the Program, if the Fund's market value per share drops below $0.995 on any day while the Program is in effect, shareholders of record on that date who also held shares in the Fund on September 19, 2008 may be eligible to receive a payment from the Treasury upon liquidation of the Fund, provided the Fund is liquidated soon after the day on which the Fund's market value per share drops below $0.995. The Program requires the Fund to pay the U.S. Department of Treasury a fee equal to 0.01% based on the number of shares outstanding as of September 19, 2008. This expense will be borne by the Fund without regard to any expense limitation currently in effect for the Fund.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
11. Financial Highlights

                                                                                      Years Ended August 31,
                                                                ------------------------------------------------------------

Class A shares                                                      2008         2007         2006         2005         2004
---------------                                                   ---------    --------     ---------    ---------    --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........                        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                                  ---------    --------     ---------    ---------    --------
Income from investment operations:
    Net investment income.................                           0.017        0.027        0.022        0.010        0.001
    Net realized and unrealized gain (loss)
      on investments......................                           0.000         --           --          0.000         --
                                                                  ---------    --------     ---------    ---------    --------
    Total from investment operations......                           0.017        0.027        0.022        0.010        0.001
                                                                  ---------    --------     ---------    ---------    --------
Less distributions from:
    Dividends from net investment income..                          (0.017)      (0.027)      (0.022)      (0.010)      (0.001)
    Net realized gains on investments.....                            --           --           --          0.000         --
                                                                  ---------    --------     ---------    ---------    --------
    Total Distributions...................                          (0.017)      (0.027)      (0.022)      (0.010)      (0.001)
                                                                  ---------    --------     ---------    ---------    --------
Net asset value, end of year..............                         $ 1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                                  =========    ========     =========    =========    ========
Total Return..............................                           1.73%        2.71%        2.20%        1.02%        0.12%
Ratios/Supplemental Data
Net assets, end of year (000's)...........                       $  46,014     $ 38,712     $ 83,599    $  72,975    $  63,766
Ratios to average net assets:
  Expenses (net of fees waived) (a).......                           1.05%        1.00%        0.99%        0.99%        0.95%
  Net investment income...................                           1.68%        2.67%        2.17%        1.04%        0.12%
  Management and/or administration fees waived                       0.07%        0.17%        0.16%        0.16%        0.16%
  Shareholder servicing fees waived.......                            --          0.00%        0.01%         --          0.01%
  Expenses paid indirectly................                           0.00%        0.00%         --          0.00%        0.00%

(a) Includes expenses paid indirectly, if applicable.

--------------------------------------------------------------------------------

================================================================================
FLORIDA DAILY MUNICIPAL INCOME FUND
NOTES TO FINANCIAL STATEMENTS (CONTINUED)



================================================================================

11. Financial Highlights (continued)

                                                                                      Years Ended August 31,
                                                                ------------------------------------------------------------

Class B shares                                                       2008         2007         2006         2005        2004
---------------                                                   ---------    --------     ---------    ---------    --------
Per Share Operating Performance:
(for a share outstanding throughout the year)
Net asset value, beginning of year........                        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                                  ---------    --------     ---------    ---------    --------
Income from investment operations:
    Net investment income.................                           0.020        0.029        0.024        0.013        0.004
    Net realized and unrealized gain (loss)
      on investments......................                            --           --           --          0.000         --
                                                                  ---------    --------     ---------    ---------    --------
    Total from investment operations......                           0.020        0.029        0.024        0.013        0.004
                                                                  ---------    --------     ---------    ---------    --------
Less distributions from:
    Dividends from net investment income..                          (0.020)      (0.029)      (0.024)      (0.013)      (0.004)
    Net realized gains on investments.....                           0.000         --           --         (0.000)        --
                                                                  ---------    --------     ---------    ---------    --------
    Total Distributions...................                          (0.020)      (0.029)      (0.024)      (0.013)      (0.004)
                                                                  ---------    --------     ---------    ---------    --------

Net asset value, end of year..............                        $  1.00      $  1.00      $  1.00      $  1.00      $  1.00
                                                                  =========    ========     =========    =========    ========
Total Return..............................                           2.00%        2.98%        2.48%        1.31%        0.37%
Ratios/Supplemental Data
Net assets, end of year (000's)...........                        $ 47,965     $ 36,839    $  49,550    $  44,156    $  49,080
Ratios to average net assets:
  Expenses (net of fees waived) (a).......                           0.79%        0.74%        0.72%        0.70%        0.69%
  Net investment income...................                           1.94%        2.94%        2.44%        1.27%        0.37%
  Management and/or administration fees waived                       0.07%        0.17%        0.16%        0.16%        0.16%
  Expenses paid indirectly................                           0.00%        0.00%         --          0.00%        0.00%

(a) Includes expenses paid indirectly, if applicable.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM


================================================================================


To the Board of Trustees and Shareholders of Florida Daily Municipal Income Fund

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Florida Daily Municipal Income Fund (the "Fund") at August 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2008 by correspondence with the custodian, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP
New York, New York
October 29, 2008

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
SPECIAL MEETING OF SHAREHOLDERS, OCTOBER 6, 2008
(UNAUDITED)

================================================================================

A Special Meeting of the Fund was held at the Fund's office, 600 Fifth Avenue, New York, New York on October 6, 2008. The purpose of the meeting was to approve the election of ten members to the Board of Trustees of the Fund.

The results of the voting at the special meeting are as follows:

Mr. Albert R. Dowden            Shares Voted     % of Outstanding Shares        % of Shares Voted
-----------------------------------------------------------------------------------------------
For                             82,731,254.11             76.99%                      99.68%
Withheld                           261,560.00              0.24%                       0.32%

Mr. Steven W. Duff              Shares Voted     % of Outstanding Shares        % of Shares Voted
-----------------------------------------------------------------------------------------------
For                             82,903,594.11             77.15%                      99.89%
Withheld                            89,220.00              0.08%                       0.11%

Mr. Carl Frischling             Shares Voted     % of Outstanding Shares        % of Shares Voted
-----------------------------------------------------------------------------------------------
For                             35,735,880.11             33.26%                      43.06%
Withheld                        47,256,934.00             43.98%                      56.94%

Mr. Edward A. Kuczmarski        Shares Voted     % of Outstanding Shares        % of Shares Voted
-----------------------------------------------------------------------------------------------
For                             82,720,768.11             76.98%                      99.67%
Withheld                           272,046.00              0.25%                       0.33%

Mr. William Lerner              Shares Voted     % of Outstanding Shares        % of Shares Voted
-----------------------------------------------------------------------------------------------
For                             82,731,254.11             76.99%                      99.68%
Withheld                           261,560.00              0.24%                       0.32%

Mr. Michael P. Lydon            Shares Voted     % of Outstanding Shares        % of Shares Voted
-----------------------------------------------------------------------------------------------
For                             82,903,594.11             77.15%                      99.89%
Withheld                           892,200.00              0.08%                       0.11%

Dr. W. Giles Mellon             Shares Voted     % of Outstanding Shares        % of Shares Voted
-----------------------------------------------------------------------------------------------
For                             82,893,309.11             77.14%                      99.88%
Withheld                            99,505.00              0.09%                       0.12%

Mr. James L. Schultz            Shares Voted     % of Outstanding Shares        % of Shares Voted
-----------------------------------------------------------------------------------------------
For                             82,731,254.11             76.99%                      99.68%
Withheld                           261,560.00              0.24%                       0.32%

Mr. Robert Straniere            Shares Voted     % of Outstanding Shares        % of Shares Voted
-----------------------------------------------------------------------------------------------
For                             82,893,309.11             77.14%                      99.88%
Withheld                            99,505.00              0.09%                       0.12%

Dr. Yung Wong                   Shares Voted     % of Outstanding Shares        % of Shares Voted
-----------------------------------------------------------------------------------------------
For                             82,720,767.11             76.98%                      99.67%
Withheld                           272,047.00              0.25%                       0.33%

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION
(UNAUDITED)

================================================================================

ADDITIONAL INFORMATION ABOUT PORTFOLIO HOLDINGS

The Fund is required to file its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") on Form N-Q for its first and third fiscal quarters. The Fund's Form N-Q is available without charge on the SEC's website (http://www.sec.gov) or by calling the Fund toll free at (800) 433-1918. You can also obtain copies of the Fund's Form N-Q by visiting the SEC's Public Reference Room in Washington, DC (please call the SEC at (800) 732-0330 for information on the operation of the Public Reference Room).

INFORMATION ABOUT PROXY VOTING

Information regarding the Fund's proxy voting record for the 12 month period ending June 30 of each year is filed with the SEC on Form N-PX no later than August 31 of each year. The Fund's Form N-PX is available without charge, upon request, by calling the Fund at (800) 433-1918 and on the SEC's website (http//www.sec.gov). The Fund does not presently invest in voting securities and has therefore not adopted proxy voting policies and procedures.

TAX-EXEMPT INCOME DISTRIBUTION

The Fund paid tax-exempt distributions in the amount of $1,636,307 during the year ended August 31, 2008.

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT

On June 5, 2008, the Board of Trustees approved the continuance of the Investment Management Contract. In determining whether to approve the continuance of the Investment Management Contract, the Trustees considered the following information:

   1)      The nature, extent and quality of services provided by the Manager.

The Trustees reviewed in detail the nature and extent of the services provided by the Manager under the terms of the Fund's Investment Management Contract and the quality of those services over the past year. The Trustees noted that the services include managing the investment and reinvestment of the Fund's assets; the provision of reports to the Board regarding changes in portfolio holdings, important developments affecting the economy in general and the entities whose securities are included in the Fund's portfolio, and the money market industry; and the compensation of all officers, trustees and employees of the Fund who are officers of the Manager or its affiliates. The Trustees also observed that the Manager provides various administrative services to the Fund pursuant to the terms of a separate Administrative Services Contract and considered the nature, extent and quality of services provided under that agreement as well. The Trustees evaluated these factors based on their direct experience with the Manager and in consultation with counsel to the independent Trustees and Fund counsel. The Trustees concluded that the nature and extent of the services provided under the Investment Management Contract were reasonable and appropriate in relation to the management fee, that the level of services provided by the Manager had not diminished over the past year and that the quality of services continues to be high. The Trustees reviewed the personnel responsible for providing advisory services to the Fund and concluded, based on their experience and interaction with the Manager, that (i) the Manager was able to retain quality portfolio managers and other personnel; (ii) the Manager exhibited a high level of diligence and attention to detail in carrying out its advisory responsibilities under the Investment Management Contract; (iii) the Manager was responsive to requests of the Trustees; and (iv) the Manager had kept the Trustees apprised of developments relating to the Fund and the industry in general. The Trustees also focused on the Manager's reputation and long-standing relationship with the Fund and, in particular, the experience of the Manager in advising money market funds. The Trustees also noted the high quality of services provided by the Manager under the Administrative Services Contract.
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================


INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

   2)      The performance of the Fund and the Manager.

The Trustees reviewed the investment performance of the Fund, both on an absolute basis and as compared to various Lipper peer group categories on a gross basis for the one-, three-, five- and ten-year periods ended March 31, 2008. The peer group categories included: (i) an asset-based peer group of retail no-load "other states" tax-exempt money market funds, as classified by Lipper ("performance group 1"); (ii) a competitors class peer group, representing other "other states" tax-exempt money market funds that are considered to be competitors of the Fund with similar distribution channels ("performance group 2"); and (iii) a peer group of all retail and institutional "other states" tax-exempt money market funds in the Lipper universe regardless of asset size or distribution channel ("performance universe"). These peer groups are collectively referred to as the "Peer Groups." The Trustees used the Fund's performance against its Peer Groups to provide objective comparative benchmarks against which they could assess the Fund's performance. The Trustees considered those comparisons as helpful in their assessment as to whether the Manager was obtaining for the Fund's shareholders the performance that was available in the marketplace given the Fund's investment objectives, strategies, limitations and restrictions. In reviewing the Fund's performance, the Board noted the Fund's performance as compared to its Peer Groups. The Board considered that the difference between the best and worst performing funds in the Peer Groups for all time periods was small. The Board also considered the Manager's explanation that its investment strategy and process was generally more conservative than many of its competitors and involved greater concentration in Florida securities than many funds in the Peer Groups. The Board determined to continue to monitor the Fund's performance.
In connection with its assessment of the performance of the Manager, the Trustees considered the Manager's financial condition and whether it has the resources necessary to continue to carry out its obligations under the Investment Management Contract. The Trustees took into account, in this regard, the payments made by the Manager from its own resources to securities brokers, banks and financial institutions or other industry professionals or organizations whose customers are shareholders of the Fund ("Participating
Organizations") in connection with distribution assistance and shareholder servicing provided by the Participating Organizations. The Trustees concluded that the Manager had the financial resources necessary to continue to perform its obligations under the Investment Management Contract and to continue to provide the high quality services that it had provided to the Fund to date.

   3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund.

In connection with the Trustees' consideration of the level of the management fee, the Trustees considered a number of factors. The Trustees compared the level of the management fee for the Fund against the advisory fees charged to funds in the Peer Groups and the Fund's combined management-administrative fees against fees covering both advisory and administrative services charged to the funds in the Peer Groups. (noting that the only difference in the Peer Groups for expense comparison purposes from the Peer Groups for performance comparison purposes was that the expense universe Peer Group was smaller in that it consisted of only other retail no-load "other states" tax exempt money market funds). The Trustees also considered comparative total fund expenses of the Fund and the Peer Groups. The Trustees used this combined fee information and total expense data as a guide to help assess the reasonableness of the Fund's management fee, although they acknowledged that it was difficult to make precise comparisons with other funds since the exact nature of services provided under the Peer Group fund agreements is often not apparent. The Trustees also viewed the Peer Group fee information as a whole as useful in assessing whether the Manager was providing services at a cost that was competitive with other, similar funds. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Board noted that the contract rates of the Fund's management fee and combined fees (management and administrative) were generally higher, but within the range, of that of the Peer Groups. In assessing this information, the Trustees considered both the comparative contract rates as well as the level of the management fees after waivers and/or reimbursements. The Trustees also noted that
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------





================================================================================

INFORMATION ABOUT THE INVESTMENT MANAGEMENT CONTRACT (continued)

   3) The cost of the advisory services and the profits to the Manager and its affiliates from the relationship with the Fund. (continued)

the Manager did not advise or sub-advise any other registered investment companies or other types of accounts, such as institutional or pension accounts, with similar investment policies to the Fund. The Trustees concluded that the level of the management fee was reasonable in light of these factors.
The Trustees also considered the profitability to the Manager and its affiliates arising out of their relationships with the Fund. In this regard the Trustees reviewed profitability data relating to the Manager and its affiliates for the year ended December 31, 2007. The Trustees considered revenues received by the Manager under the Investment Management Contract and Administrative Services Contract as well as revenues received by the Manager's affiliates under the 12b-1 Plans and related agreements, Transfer Agency Agreement and revenues derived from Reich & Tang's cash management business (e.g. checking and debit card services that are offered by Reich & Tang to Fund shareholders through certain Participating Organizations). The Trustees concluded that the profitability of the Fund to the Manager and its affiliates was reasonable.

   4)      The extent to which economies of scale will be realized  as the  Fund
           grows and whether fee levels reflect those economies   of scale.

With respect to the Trustees' consideration of economies of scale, the Trustees discussed with the Manager whether economies of scale would be realized by it in its management of the Fund at higher asset levels. The Trustees also discussed with the Manager whether certain of the Manager's costs would increase if asset levels rise and observed that as assets rise, the Manager and its affiliates may be required to pay increased fees to Participating Organizations. The Trustees also reviewed the Peer Group data to assess whether the Peer Group funds had advisory or administrative fee breakpoints and, if so, at what asset levels. The Trustees concluded that they were unable to assess at this time whether economies of scale would be realized if the Fund were to experience significant asset growth. In the event there was significant asset growth in the future, the Trustees determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.

   5)      Other Factors.

In addition to the above factors, the Trustees acknowledged the importance of the ability of the Manager's affiliate, the distributor, to market the Fund through its distribution networks, including its customer service and administration system with banks and bank customers.

Based on a consideration of all these factors in their totality, the Trustees, including all of the disinterested Trustees, determined that the Fund's management fee was fair and reasonable with respect to the quality of services that the Manager provides and in light of the other factors described above that the Trustees deemed relevant. The Trustees based their decision on evaluations of all these factors as a whole and did not consider any one factor as all-important or controlling. The disinterested Trustees were also assisted by the advice of independent counsel in making this determination.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================

                                         Trustees and Officers Information
                                                 August 31, 2008(1)
--------------------- ----------- -------------- --------------------------------------------- --------------- ------------
  Name, Address(2),   Position(s)    Term of               Principal Occupation(s)               Number of        Other
      and Age         Held with      Office                      During Past                   Portfolios in   Directorships
                         Fund     and Length of                    5 Years                      Fund Complex     held by
                                      Time                                                      Overseen by      Trustee
                                    Served(3)                                                     Trustee
--------------------- ----------- -------------- --------------------------------------------- --------------- ------------
Disinterested Trustees:
--------------------- ----------- -------------- --------------------------------------------- --------------- ------------
Edward A Kuczmarski,   Trustee     Since 2006    Certified Public Accountant and Partner of    Director/TrusteeTrustee of
Age 58                                           Hays and Company LLP since 1980.              of eleven       the Empire
                                                                                               portfolios        Builder
                                                                                                                Tax Free
                                                                                                                Bond Fund
                                                                                                                   and
                                                                                                                Director
                                                                                                                 of ISI
                                                                                                                  Funds
--------------------- ----------- -------------- --------------------------------------------- --------------- ------------
Dr. W. Giles Mellon,   Trustee     Since 1994    Professor Emeritus of Business                Director/Trustee    N/A
Age 77                                           Administration in the Graduate School of      of ten
                                                 Management, Rutgers University with which     portfolios
                                                 he has been associated with since 1966.
--------------------- ----------- -------------- --------------------------------------------- --------------- ------------
Robert Straniere,      Trustee     Since 1994    Owner, Straniere Law Firm since 1980, NYS     Director/Trustee Director
Esq.                                             Assemblyman from 1981 to 2004. Partner,       of ten           of Sparx
Age 67                                           Hantor-Davidoff law firm since May, 2006.     portfolios      Japan Funds
                                                 Partner, Gotham Global Group since June
                                                 2005. President, NYC Hot Dog Co., since
                                                 November, 2005. Partner, Gotham Strategies
                                                 since May, 2005. Counsel at Fisher & Fisher
                                                 from 1995 to 2006.
--------------------- ----------- -------------- --------------------------------------------- --------------- ------------
Dr. Yung Wong,         Trustee     Since 1994    Managing Director of Abacus Associates, an    Director/Trustee Director
Age 69                                           investment firm, since 1996.                  of ten           of KOAH,
                                                                                               portfolios         Inc.,
                                                                                                                Director
                                                                                                                 of the
                                                                                                                 Senior
                                                                                                                 Network
                                                                                                                   and
                                                                                                                Director
                                                                                                               of Texion,
                                                                                                                  Inc.
--------------------- ----------- -------------- --------------------------------------------- --------------- ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================


                                   Trustees and Officers Information (continued)
                                                 August 31, 2008(1)
-------------------- ------------ -------------- --------------------------------------------- --------------- ------------
 Name, Address(2),   Position(s)     Term of               Principal Occupation(s)               Number of         Other
      and Age         Held with       Office                     During Past                   Portfolios in   Directorships
                        Fund      and Length of                    5 Years                      Fund Complex      held by
                                  Time Served(3)                                                Overseen by       Trustee
                                                                                                  Trustee

--------------------------- -- ----------------- --------------------------------------------- --------------- ------------
Interested Trustees/Officers:
-------------------- ------------ -------------- --------------------------------------------- --------------- ------------
Steven W. Duff,(4)   Trustee(4)    Since 1994    President and Chief Executive Officer of      Director/Trustee   None
Age 54                                           Reich & Tang Asset Management, LLC ("RTAM,    of ten
                     President    1994 to 2007   LLC"), a registered Investment Advisor and    portfolios
                                                 Chief Investment Officer of the Mutual
                                                 Funds Division of RTAM, LLC.  Associated
                                                 with RTAM, LLC since 1994.  Mr. Duff is
                                                 also Director/Trustee of six other funds in
                                                 the Reich & Tang Fund Complex. Prior to
                                                 December 2007, Mr. Duff was President of
                                                 the Fund and President of eight other funds
                                                 in the Reich & Tang Fund Complex, Director
                                                 of Pax World Money Market Fund, Inc.,
                                                 Principal Executive Officer of Delafield
                                                 Fund, Inc., and President and Chief
                                                 Executive Officer of Tax Exempt Proceeds
                                                 Fund, Inc. Mr. Duff also serves as a
                                                 Director of Reich & Tang Services, Inc. and
                                                 Director, Chief Executive Officer and
                                                 President of Reich & Tang Distributors, Inc.
-------------------- ------------ -------------- --------------------------------------------- --------------- ------------
Michael P. Lydon,     President    Since 2007    Executive Vice President of RTAM, LLC and     Director/Trustee    N/A
Age 45                   and                     President and Chief Executive Officer of         of nine
                     Trustee(4)                  the Mutual Funds division of RTAM, LLC.         portfolios
                                                 Associated with RTAM, LLC since January
                                                 2005.  Mr. Lydon was Vice President at
                        Vice                     Automatic Data Processing from July 2000 to
                      President   2005 to 2007   December 2004.  Mr. Lydon is President and
                                                 Director/Trustee of four other funds in the
                                                 Reich & Tang Fund Complex, President of New
                                                 York Daily Tax Free income Fund, Inc.,
                                                 Principal Executive Officer of Delafield
                                                 Fund, Inc., President and Chief Executive
                                                 Officer of Tax Exempt Proceeds Fund, Inc.
                                                 and Director of Pax World Money Market
                                                 Fund, Inc.  Prior to December 2007, Mr.
                                                 Lydon was Vice President of twelve Funds in
                                                 the Reich & Tang Fund Complex.  Mr. Lydon
                                                 also serves as President and Chief
                                                 Executive Officer of Reich & Tang Services,
                                                 Inc. and Executive Vice President, Chief
                                                 Operations Officer and Director of Reich &
                                                 Tang Distributors, Inc.
-------------------- ------------ -------------- --------------------------------------------- --------------- ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
FLORIDA DAILY MUNICIPAL INCOME FUND
ADDITIONAL INFORMATION (CONTINUED)
(UNAUDITED)

================================================================================


                                   Trustees and Officers Information (continued)
                                                 August 31, 2008(1)
--------------------- ----------- -------------- --------------------------------------------- --------------- ------------
 Name, Address(2),    Position(s)    Term of               Principal Occupation(s)               Number of         Other
      and Age         Held with      Office                      During Past                   Portfolios in   Directorships
                        Fund      and Length of                    5 Years                      Fund Complex      held by
                                      Time                                                      Overseen by       Trustee
                                    Served(3)                                                     Trustee
--------------------- ----------- -------------- --------------------------------------------- --------------- ------------
Interested Trustees/Officers: (Continued)
--------------------- ----------- -------------- --------------------------------------------- --------------- ------------
Christopher Brancazio,Chief        Since 2007     Senior Vice President, Chief Compliance           N/A            N/A
Age 42                Compliance                  Officer, AML Officer and Secretary of RTAM,
                      Officer                     LLC since September 2007. Mr. Brancazio is
                      and AML                     also Chief Compliance Officer and AML
                      Officer                     Officer of eight other funds in the Reich &
                                                  Tang Fund Complex.  From February 2007 to
                                                  August 2007, Mr. Brancazio was a Compliance
                                                  Officer at Bank of New York Asset
                                                  Management.  From March 2002 to February
                                                  2007 Mr. Brancazio served as Vice
                                                  President, Chief Compliance Officer, and
                                                  AML Officer of Trainer Wortham & Co. Inc.,
                                                  and the Trainer Wortham Mutual Funds.  Mr.
                                                  Brancazio also serves as Senior Vice
                                                  President, Chief Compliance Officer, AML
                                                  Officer and Secretary of Reich & Tang
                                                  Services, Inc. and Reich & Tang
                                                  Distributors, Inc.
--------------------- ----------- -------------- --------------------------------------------- --------------- ------------
Richard De Sanctis,   Vice         Since 2005    Executive Vice President and Chief                 N/A            N/A
Age 51                President                  Operating Officer of RTAM LLC and Reich &
                                                 Tang Services, Inc.  Associated with RTAM,
                      Treasurer   1994 to 2004   LLC since 1990.  Mr. De Sanctis is Vice
                        and                      President of eight other funds in the Reich
                      Assistant                  & Tang Fund Complex, and serves as
                      Secretary                  Executive Vice President and Chief
                                                 Financial Officer of Reich & Tang
                                                 Distributors, Inc.  Prior to December 2004,
                                                 Mr. De Sanctis was Treasurer and Assistant
                                                 Secretary of eleven funds in the Reich &
                                                 Tang Fund Complex and Vice President,
                                                 Treasurer and Assistant Secretary of
                                                 Cortland Trust, Inc.
--------------------- ----------- -------------- --------------------------------------------- --------------- ------------
Joseph Jerkovich,     Treasurer    Since 2008    Senior Vice President and Chief Financial          N/A            N/A
Age 40                  and                      Officer of RTAM, LLC and of Reich & Tang
                      Assistant                  Services, Inc.  Associated with RTAM, LLC
                      Secretary                  since September 2004. Mr. Jerkovich was Vice
                                                 President and Chief Investment Officer at
                      Vice                       Winklevoss Consulting from May 2002 to June
                      President   2007 to 2008   2004. Mr. Jerkovich is Vice President of
                                                 eight other funds in the Reich & Tang Fund
                                                 Complex and is also Senior Vice President and
                                                 Controller of Reich & Tang Distributors, Inc.
--------------------- ----------- -------------- --------------------------------------------- --------------- ------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================

                                   Trustees and Officers Information (continued)
                                                 August 31, 2008(1)
-------------------- ------------ -------------- ---------------------------------------------- -------------- ------------
 Name, Address(2),   Position(s)     Term of                Principal Occupation(s)               Number of        Other
      and Age         Held with       Office                      During Past                   Portfolios in  Directorships
                        Fund      and Length of                     5 Years                     Fund Complex      held by
                                  Time Served(3)                                                 Overseen by      Trustee
                                                                                                   Trustee
-------------------- ------------ -------------- ---------------------------------------------- -------------- ------------
Interested Trustees/Officers: (Continued)
-------------------- ------------ -------------- ---------------------------------------------- -------------- ------------
Christine Manna,      Secretary    Since 2007    Vice President and Assistant Secretary of the       N/A           N/A
Age 38                                           Manager. Ms. Manna has been associated with
                                                 the Manager and its predecessors since June
                                                 1995. Ms. Manna is also Secretary of eight
                                                 other funds in the Reich & Tang Complex. Ms.
                                                 Manna is also a Vice President of Reich &
                                                 Tang Services, Inc. and Reich & Tang
                                                 Distributors, Inc.
-------------------- ------------ -------------- ---------------------------------------------- -------------- ------------
Robert Rickard,         Vice                     Senior Vice President of the Manager.               N/A           N/A
Age 39                President    Since 2007    Associated with the Manager since December
                                                 1991. Mr. Rickard is also Vice President of
                                                 eight other funds in the Reich & Tang Fund
                                                 Complex. Mr. Rickard is also Senior Vice
                                                 President of Reich & Tang Distributors, Inc.
-------------------- ------------ -------------- ---------------------------------------------- -------------- ------------

          (1) The Statement of Additional Information includes additional information about Florida Daily Municipal Income Fund (the "Fund") trustees/officers and is available, without charge, upon request by calling the Fund's transfer agent at (800) 433-1918.

          (2) The address for each of the above trustees/officers of the Fund is Reich & Tang Asset Management, LLC, 600 Fifth Avenue, New York, NY 10020.

          (3) Each Trustee will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Trustee and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Trustee resigns or retires, or a Trustee is removed by the Board of Trustees or shareholders, in accordance with the Fund's Declaration of Trust, as amended, and Amended and Restated By-Laws. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his/her successor is elected and qualifies.

          (4) Steven W. Duff and Michael P. Lydon are deemed interested persons of the Fund due to their affiliation with Reich & Tang Asset Management, LLC, the Fund's investment advisor.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors                  FLORIDA
in the Fund  unless  preceded  or  accompanied  by an                  DAILY
effective  prospectus,   which  includes  information                  MUNICIPAL
regarding   the  Fund's   objectives   and  policies,                  INCOME
experience  of  its  management,   marketability   of                  FUND
shares, and other information.
------------------------------------------------------

Florida Daily Municipal Income Fund
     600 Fifth Avenue
     New York, New York 10020


Manager
     Reich & Tang Asset Management, LLC
     600 Fifth Avenue
     New York, New York 10020


Custodian
     The Bank of New York Mellon
     2 Hanson Place, 7th Floor
     Brooklyn, New York 11217


Transfer Agent &
  Dividend Disbursing Agent
     Reich & Tang Services, Inc.                                Annual Report
     600 Fifth Avenue                                           August 31, 2008
     New York, New York 10020


  Distributor
     Reich & Tang Distributor, Inc
     600 Fifth Avenue
     New York, New York 10020

FL8/08A

--------------------------------------------------------------------------------

ITEM 2:    CODE OF ETHICS

The registrant has adopted a Code of Ethics applicable to its Principal Executive and Senior Financial Officers. Please note that this Code was last updated on June 5, 2008 to reflect a change in the Principal Financial Officer of the Fund. To date there have been no waivers granted from a provision of the Code of Ethics for a key officer.

ITEM 3:    AUDIT COMMITTEE FINANCIAL EXPERT

The registrant's Board of Trustees has determined that there is an audit committee financial expert serving on its audit committee, Edward A. Kuczmarski, who is "independent," as defined in the instructions to this Item.

ITEM 4:    PRINCIPAL ACCOUNTANT FEES AND SERVICES

                                    FYE 8/31/2008        FYE 8/31/2007
4(a)     Audit Fees                 $32,000              $29,000
4(b)     Audit Related Fees         $     0              $     0
4(c)     Tax Fees                   $ 4,000              $ 3,750
4(d)     All Other Fees             $     0              $     0

4(e)(1) - The audit committee has adopted pre-approval policies and procedures whereby the audit committee has pre-approved the provision of certain enumerated tax services to the registrant by the registrant's principal accountant to the extent the fee is less than $5,000 per occurrence.

4(e)(2) None

4(f) Not applicable.

4(g) $4,000 and $52,950, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2008. $3,750 and $49,500, respectively, were the amount of non-audit fees that were billed by the registrant's accountant for services rendered to (i) the registrant, and (ii) the registrant's investment adviser and any control person of the adviser that provides ongoing services to the registrant for the fiscal year ended August 31, 2007.

Tax fees for the fiscal year-end August 31, 2008, includes fees billed for the presentation and review of tax returns. Tax fees for the fiscal year-end August 31, 2007, includes fees billed for the preparation and review of tax returns.

4(h) The registrant's audit committee has considered whether its principal accountant's provision of non-audit services that were rendered to the registrant's investment adviser, and any control persons of the investment adviser that provides ongoing services to the registrant, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant's independence.

Item 5: Audit Committee of Listed Registrants

Not applicable.

Item 6: Schedule of Investments

Schedule of Investments in securities of unaffiliated issuers is included under
Item 1.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 9: Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors that were implemented after the registrant last provided disclosure in response to the requirements of
Item 7(d)(2)(ii)(G) of Schedule 14A, or this Item 9.

Item 10: Controls and Procedures

(a) The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the design and operation of the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized and reported on a timely basis.

(b) There were no changes in the registrant's internal controls over financial reporting that occurred during the second fiscal quarter covered by this report that have materially affected, or are reasonably likely to affect, the registrant's internal controls over financial reporting.

Item 11: Exhibits

(a)(1) Code of Ethics.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer, under Rule 30a-2 of the Investment Company Act of 1940.

(a)(3) Not applicable.

(b) Certifications of Principal Executive Officer and Principal Financial Officer, under Section 906 of the Sarbanes-Oxley Act of 2002 and 18 U.S.C. ss.1350.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Florida Daily Municipal Income Fund

By (Signature and Title)* /s/Christine Manna
                          --------------------------
                          Christine Manna, Secretary


Date: November 7, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Michael P. Lydon
                         ---------------------------
                         Michael P. Lydon, President

Date: November 7, 2008

By (Signature and Title)* /s/Josepeh Jerkovich
                          --------------------------
                         Joseph Jerkovich, Treasurer

Date: November 7, 2008

* Print the name and title of each signing officer under his or her signature.